Other income/(expenses), net - Narrative (Details) € in Thousands, $ in Millions			6 Months Ended
	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from sale of Priority Review Voucher	€ 95,000	$ 103	€ 0	€ 90,833
Gain from sale of Priority Review Voucher, net	90,800		0	90,833
Transaction costs on sale of priority review voucher	€ 4,200
Decrease in other operating income (expense)			€ 1,800
Decrease in other operating income (expense), percentage			28.00%
Other income and expenses, net			€ 4,555	6,357
Grant income			1,951	1,822
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Decrease in research and development tax credit			800
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income			100	1,800
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ® | Strategic partnership agreement
Disclosure of attribution of expenses by nature to their function [line items]
Grant income			€ 1,800	€ 0